CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2012
CAPITAL LEASE OBLIGATIONS
CAPITAL LEASE OBLIGATIONS

14.                   CAPITAL LEASE OBLIGATIONS

Certain computer equipment and optical fibers were acquired through capital leases entered into by the Company.  Future minimum lease payments under non-cancellable capital lease arrangements are as follows:

	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

2012	5,466	—	—

Total minimum lease payments	5,466	—	—
Less: amount representing interest	(119)	—	—

Present value of remaining minimum lease payments	5,347	—	—